WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 90.8%
COMMUNICATION SERVICES - 17.0%
Diversified Telecommunication Services - 3.2%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	3,590,000	$3,993,929	(a)
Altice France SA, Senior Secured Notes	7.375%	5/1/26	4,777,000	4,973,717	(a)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	2,573,000	2,806,500	(a)
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	578,000	589,730	(a)
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	2,910,000	3,010,191	(a)
Lumen Technologies Inc., Senior Notes	4.500%	1/15/29	1,550,000	1,514,660	(a)

Total Diversified Telecommunication Services				16,888,727

Entertainment - 0.2%
Netflix Inc., Senior Notes	5.875%	11/15/28	703,000	863,787

Media - 8.4%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	3,321,000	3,487,548	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	12,669,000	13,302,450	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	380,000	396,136	(a)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.500%	6/1/29	1,680,000	1,741,465	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	9,670,000	10,395,250
DISH DBS Corp., Senior Notes	7.750%	7/1/26	8,126,000	9,212,853
DISH DBS Corp., Senior Notes	5.125%	6/1/29	1,930,000	1,908,152	(a)
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	2,070,000	2,289,244	(a)
Virgin Media Secured Finance PLC,
Senior Secured Notes	5.500%	8/15/26	1,290,000	1,332,893	(a)

Total Media				44,065,991

Wireless Telecommunication Services - 5.2%
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	1,870,000	1,980,704	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	490,000	543,341	(a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	1,550,000	1,561,455	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,190,000	2,811,413
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	5,910,000	8,990,587
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	3,770,000	3,915,283
Sprint Corp., Senior Notes	7.250%	9/15/21	2,800,000	2,847,222

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2021 Quarterly Report	1

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - continued
Sprint Corp., Senior Notes	7.875%	9/15/23	360,000	$409,437
VEON Holdings BV, Senior Notes	7.504%	3/1/22	1,530,000	1,601,604	(b)
VEON Holdings BV, Senior Notes	7.504%	3/1/22	940,000	983,992	(a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	1,540,000	1,566,950	(a)(c)

Total Wireless Telecommunication Services				27,211,988

TOTAL COMMUNICATION SERVICES				89,030,493

CONSUMER DISCRETIONARY - 13.3%
Auto Components - 2.4%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	3,529,000	3,636,564	(a)
Adient US LLC, Senior Secured Notes	9.000%	4/15/25	1,080,000	1,192,298	(a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	4,523,000	4,803,426
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	2,728,000	2,887,097	(a)

Total Auto Components				12,519,385

Automobiles - 1.6%
Ford Motor Co., Senior Notes	9.000%	4/22/25	3,280,000	4,047,995
Ford Motor Credit Co. LLC, Senior Notes	3.813%	10/12/21	200,000	201,750
Ford Motor Credit Co. LLC, Senior Notes	4.250%	9/20/22	1,955,000	2,023,992
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	1,650,000	1,819,125
General Motors Co., Senior Notes	6.125%	10/1/25	380,000	450,110

Total Automobiles				8,542,972

Diversified Consumer Services - 1.6%
Carriage Services Inc., Senior Notes	4.250%	5/15/29	1,670,000	1,669,683	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	1,975,000	2,409,164
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	1,900,000	1,923,750	(a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	2,180,000	2,199,304	(a)

Total Diversified Consumer Services				8,201,901

Hotels, Restaurants & Leisure - 6.5%
Carnival Corp., Senior Notes	7.625%	3/1/26	670,000	728,625	(a)
Carnival Corp., Senior Notes	5.750%	3/1/27	1,820,000	1,908,725	(a)
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	820,000	810,775	(a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	960,000	1,049,851	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	1,230,000	1,330,885	(a)
NCL Corp. Ltd., Senior Secured Notes	12.250%	5/15/24	3,480,000	4,207,268	(a)
NCL Corp. Ltd., Senior Secured Notes	10.250%	2/1/26	2,400,000	2,795,940	(a)

See Notes to Schedule of Investments.

2	Western Asset High Income Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - continued
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	1,840,000		$1,929,332	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	3,790,000	GBP	5,190,594	(b)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	991,000		980,545	(a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	6,060,000		6,322,640	(a)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	1,200,000		1,414,128	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,250,000		1,266,250	(a)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	220,000		229,559	(a)
Wynn Resorts Finance LLC/Wynn
Resorts Capital Corp., Senior Notes	7.750%	4/15/25	2,840,000		3,067,001	(a)
Yum! Brands Inc., Senior Notes	7.750%	4/1/25	640,000		697,914	(a)

Total Hotels, Restaurants & Leisure					33,930,032

Specialty Retail - 1.0%
Magic Mergeco Inc., Senior Notes	7.875%	5/1/29	910,000		939,575	(a)
Magic Mergeco Inc., Senior Secured Notes	5.250%	5/1/28	730,000		749,841	(a)
Party City Holdings Inc., Senior Secured Notes	8.750%	2/15/26	1,030,000		1,100,813	(a)
PetSmart Inc./PetSmart Finance Corp.,
Senior Notes	7.750%	2/15/29	500,000		551,875	(a)
Sally Holdings LLC/Sally Capital Inc.,
Senior Notes	5.625%	12/1/25	1,590,000		1,643,663

Total Specialty Retail					4,985,767

Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	756,000		817,425	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	300,000		324,375	(b)

Total Textiles, Apparel & Luxury Goods					1,141,800

TOTAL CONSUMER DISCRETIONARY					69,321,857

CONSUMER STAPLES - 2.4%
Food Products - 2.2%
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	830,000		1,020,636
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	165,000		201,860
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	3,480,000		4,328,308
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	1,550,000		1,759,304
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	3,620,000		3,860,006	(a)

Total Food Products					11,170,114

Household Products - 0.2%
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	1,210,000		1,241,460

TOTAL CONSUMER STAPLES					12,411,574

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2021 Quarterly Report	3

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 17.4%
Oil, Gas & Consumable Fuels - 17.4%
Apache Corp., Senior Notes	5.100%	9/1/40	1,480,000	$1,552,150
Blue Racer Midstream LLC/Blue Racer
Finance Corp., Senior Notes	7.625%	12/15/25	730,000	792,050	(a)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	300,000	317,625
Continental Resources Inc., Senior Notes	4.375%	1/15/28	220,000	244,000
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,050,000	1,190,469
Devon Energy Corp., Senior Notes	8.250%	8/1/23	810,000	923,289	(a)
Ecopetrol SA, Senior Notes	6.875%	4/29/30	1,380,000	1,667,399
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	440,000	449,680	(d)(e)
EQM Midstream Partners LP, Senior Notes	6.500%	7/1/27	640,000	715,469	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	3,180,000	3,410,550
EQT Corp., Senior Notes	8.500%	2/1/30	650,000	847,762
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	6,920,000	9,936,255
MEG Energy Corp., Secured Notes	6.500%	1/15/25	760,000	786,600	(a)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,520,000	2,177,855	(a)
Oasis Petroleum Inc., Senior Notes	6.375%	6/1/26	2,000,000	2,087,960	(a)
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	1,330,000	1,361,587
Occidental Petroleum Corp., Senior Notes	5.875%	9/1/25	4,970,000	5,535,462
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	750,000	830,876
Occidental Petroleum Corp., Senior Notes	6.125%	1/1/31	800,000	942,224
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	1,070,000	1,212,160
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	7,740,000	8,844,111
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	5,120,000	6,079,974
Range Resources Corp., Senior Notes	5.000%	8/15/22	405,000	414,007
Range Resources Corp., Senior Notes	5.000%	3/15/23	750,000	778,189
Range Resources Corp., Senior Notes	4.875%	5/15/25	790,000	818,638
Range Resources Corp., Senior Notes	9.250%	2/1/26	6,445,000	7,116,891
Range Resources Corp., Senior Notes	8.250%	1/15/29	620,000	699,834	(a)

See Notes to Schedule of Investments.

4	Western Asset High Income Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - continued
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,140,000	$1,207,112	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	490,000	516,002
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	670,000	728,196
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	450,000	507,884
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,920,000	1,802,419	(a)
Western Midstream Operating LP, Senior Notes	5.300%	2/1/30	2,900,000	3,256,323
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	1,070,000	1,143,953
Western Midstream Operating LP, Senior Notes	6.500%	2/1/50	9,585,000	11,124,591
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	530,000	552,100
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,030,000	1,135,134
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	620,000	859,871
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	3,190,000	4,195,669
YPF SA, Senior Notes	8.500%	7/28/25	1,600,000	1,268,400	(a)
YPF SA, Senior Notes	6.950%	7/21/27	1,530,000	1,083,393	(a)

TOTAL ENERGY				91,114,113

FINANCIALS - 13.4%
Banks - 8.1%
Bank of America Corp., Junior
Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	1,760,000	1,997,600	(d)(e)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	488,000	532,431
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	950,000	1,081,219	(d)(e)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	3,410,000	3,562,427	(a)(e)

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2021 Quarterly Report	5

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - continued
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	1,470,000	$1,714,483	(a)(d)(e)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	2,740,000	3,005,643	(d)(e)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	5,510,000	5,940,882	(d)(e)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	2,290,000	2,790,047	(a)(d)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.000% to 5/22/27 then USD 5 year ICE Swap Rate + 3.746%)	6.000%	5/22/27	710,000	789,875	(d)(e)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	3,630,000	3,951,618	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	4,610,000	5,217,769	(a)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. USD LIBOR + 3.330%)	6.100%	10/1/24	2,520,000	2,757,825	(d)(e)
Natwest Group PLC, Junior Subordinated Notes (7.648% to 9/30/31 then 3 mo. USD LIBOR + 2.500%)	7.648%	9/30/31	1,880,000	2,753,673	(d)(e)
Natwest Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	1,220,000	1,231,645	(d)(e)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	2,040,000	2,093,636	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	2,270,000	2,732,104	(a)(e)

Total Banks				42,152,877

Capital Markets - 2.0%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	4,320,000	4,886,762	(a)(d)(e)

See Notes to Schedule of Investments.

6	Western Asset High Income Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - continued
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,880,000	$2,741,832
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	2,690,000	2,964,232	(a)(d)(e)

Total Capital Markets				10,592,826

Consumer Finance - 0.5%
Navient Corp., Senior Notes	5.875%	10/25/24	1,080,000	1,167,826
Navient Corp., Senior Notes	6.750%	6/15/26	1,400,000	1,565,550

Total Consumer Finance				2,733,376

Diversified Financial Services - 2.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Notes	6.000%	6/1/29	1,000,000	1,015,110	(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	1,360,000	1,366,610	(a)
DAE Funding LLC, Senior Notes	4.500%	8/1/22	3,663,000	3,679,429	(a)
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	600,000	654,971
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	5,497,928	5,532,427	(a)(f)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.500%	2/24/23	1,220,000	942,810	(b)

Total Diversified Financial Services				13,191,357

Insurance - 0.3%
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	1,010,000	1,408,950	(a)

TOTAL FINANCIALS				70,079,386

HEALTH CARE - 8.9%
Health Care Providers & Services - 3.5%
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	1,300,000	1,402,395	(a)
HCA Inc., Senior Notes	7.690%	6/15/25	490,000	597,188
HCA Inc., Senior Notes	7.500%	11/15/95	6,265,000	8,829,233
Magellan Health Inc., Senior Notes	4.900%	9/22/24	2,055,000	2,290,164
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	2,500,000	2,612,500	(a)
Tenet Healthcare Corp., Senior Secured Notes	7.500%	4/1/25	2,050,000	2,216,849	(a)

Total Health Care Providers & Services				17,948,329

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2021 Quarterly Report	7

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - 5.4%
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	1,160,000	$1,263,692	(a)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	6,156,000	6,317,595	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	2,200,000	2,361,810	(a)
Endo Luxembourg Finance Co. I Sarl/
Endo US Inc., Senior Secured Notes	6.125%	4/1/29	890,000	873,313	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	3,980,000	4,012,039
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	6,200,000	6,199,070
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	2,460,000	2,454,440
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	3,510,000	3,730,884
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,150,000	1,095,375

Total Pharmaceuticals				28,308,218

TOTAL HEALTH CARE				46,256,547

INDUSTRIALS - 9.7%
Aerospace & Defense - 0.8%
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	3,710,000	4,019,006	(a)

Airlines - 7.4%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	1,610,000	1,706,600	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	1,850,000	2,002,625	(a)
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	2,510,000	2,545,811
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	4,660,000	4,838,839
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	2,580,000	2,626,685
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	720,000	845,371
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	6,330,000	7,391,372	(a)
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	720,000	773,899	(a)
Mileage Plus Holdings LLC/Mileage Plus
Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	2,620,000	2,887,895	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	3,965,999	4,493,477	(a)

See Notes to Schedule of Investments.

8	Western Asset High Income Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - continued
United Airlines Holdings Inc., Senior Notes	4.250%	10/1/22	4,850,000	$4,971,250
United Airlines Holdings Inc., Senior Notes	5.000%	2/1/24	800,000	833,052
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	2,610,000	2,704,612	(a)

Total Airlines				38,621,488

Building Products - 0.6%
Standard Industries Inc., Senior Notes	5.000%	2/15/27	2,951,000	3,059,818	(a)

Commercial Services & Supplies - 0.4%
CoreCivic Inc., Senior Notes	8.250%	4/15/26	1,360,000	1,412,972
CoreCivic Inc., Senior Notes	4.750%	10/15/27	820,000	749,259

Total Commercial Services & Supplies				2,162,231

Machinery - 0.2%
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	850,000	890,435	(a)

Trading Companies & Distributors - 0.3%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,000,000	985,250	(a)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	750,000	795,937

Total Trading Companies & Distributors				1,781,187

TOTAL INDUSTRIALS				50,534,165

INFORMATION TECHNOLOGY - 2.1%
Communications Equipment - 1.0%
CommScope Inc., Senior Notes	8.250%	3/1/27	4,760,000	5,093,438	(a)
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	60,000	61,350	(a)

Total Communications Equipment				5,154,788

Software - 0.4%
Helios Software Holdings Inc./ION Corporate Solutions Finance Sarl, Senior Secured Notes	4.625%	5/1/28	2,130,000	2,091,404	(a)
Interface Special Holdings Inc., Senior Notes (19.000% PIK)	19.000%	11/1/23	2,734,286	0	*(f)(g)(h)(i)(j)

Total Software				2,091,404

Technology Hardware, Storage & Peripherals - 0.7%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	1,040,000	1,069,203	(a)
Seagate HDD Cayman, Senior Notes	4.750%	6/1/23	1,370,000	1,461,886

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2021 Quarterly Report	9

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Technology Hardware, Storage & Peripherals - continued
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	670,000	$738,565
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	400,000	441,522

Total Technology Hardware, Storage & Peripherals				3,711,176

TOTAL INFORMATION TECHNOLOGY				10,957,368

MATERIALS - 5.3%
Containers & Packaging - 1.4%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	2,073,000	2,180,962	(a)(f)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	3,935,000	4,069,675	(a)
Trivium Packaging Finance BV, Senior Notes	8.500%	8/15/27	980,000	1,067,965	(a)

Total Containers & Packaging				7,318,602

Metals & Mining - 3.9%
ArcelorMittal SA, Senior Notes	7.250%	10/15/39	2,960,000	4,186,169
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	2,710,000	2,765,907	(a)
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	550,000	556,526
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	730,000	762,098
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	4,280,000	5,237,265
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	1,050,000	1,345,262
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,320,000	3,182,947
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	1,500,000	2,100,405

Total Metals & Mining				20,136,579

TOTAL MATERIALS				27,455,181

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	700,000	776,170

UTILITIES - 1.2%
Electric Utilities - 0.2%
Pampa Energia SA, Senior Notes	7.500%	1/24/27	1,350,000	1,211,787	(a)

See Notes to Schedule of Investments.

10	Western Asset High Income Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Gas Utilities - 1.0%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	3,750,000		$3,946,500
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.000%	6/1/31	960,000		984,000	(a)

Total Gas Utilities					4,930,500

TOTAL UTILITIES					6,142,287

TOTAL CORPORATE BONDS & NOTES (Cost - $397,003,728)					474,079,141

SOVEREIGN BONDS - 3.7%
Argentina - 0.5%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	280,362		106,868
Argentine Republic Government
International Bond, Senior Notes, Step bond (0.125% to 7/9/21 then 0.500%)	0.125%	7/9/30	998,400		360,133
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	810,000		386,783	*(a)(k)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/1/22 then 6.990%)	5.000%	6/1/27	2,070,000		1,417,971	(a)

Total Argentina					2,271,755

Brazil - 0.0%††
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	274,000	BRL	58,428

Ghana - 0.2%
Ghana Government International Bond, Senior Notes	7.625%	5/16/29	1,000,000		1,014,056	(a)

Indonesia - 0.6%
Indonesia Treasury Bond	8.250%	7/15/21	11,280,000,000	IDR	779,180
Indonesia Treasury Bond	6.500%	2/15/31	36,017,000,000	IDR	2,468,531

Total Indonesia					3,247,711

Mexico - 0.7%
Mexican Bonos, Senior Notes	7.750%	11/23/34	71,310,000	MXN	3,777,992

Russia - 1.7%
Russian Federal Bond - OFZ	7.000%	1/25/23	110,080,000	RUB	1,513,496
Russian Federal Bond - OFZ	7.750%	9/16/26	315,370,000	RUB	4,479,656
Russian Federal Bond - OFZ	6.900%	5/23/29	198,450,000	RUB	2,703,778

Total Russia					8,696,930

TOTAL SOVEREIGN BONDS (Cost - $19,330,418)					19,066,872

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2021 Quarterly Report	11

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SENIOR LOANS - 1.6%
COMMUNICATION SERVICES - 0.5%
Media - 0.5%
Clear Channel Outdoor Holdings Inc., Term Loan B	—	8/21/26	2,794,924	$2,732,474	(l)

CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Royal Caribbean Cruises Ltd., First Lien Term Loan A	—	4/5/22	1,480,000	1,443,000	(i)(l)

HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
Jazz Financing Lux Sarl, Initial Dollar Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	5/5/28	1,730,000	1,738,496	(e)(m)(n)

INDUSTRIALS - 0.5%
Airlines - 0.5%
United Airlines Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	4/21/28	2,593,500	2,630,551	(e)(m)(n)

TOTAL SENIOR LOANS (Cost - $8,447,634)				8,544,521

CONVERTIBLE BONDS & NOTES - 0.8%
COMMUNICATION SERVICES - 0.8%
Media - 0.8%
DISH Network Corp., Senior Notes (Cost - $3,547,474)	3.375%	8/15/26	4,050,000	4,143,150

ASSET-BACKED SECURITIES - 0.6%
Magnetite XII Ltd., 2015-12A ER (3 mo. USD LIBOR + 5.680%) (Cost - $3,349,090)	5.864%	10/15/31	3,400,000	3,354,331	(a)(e)

			SHARES
PREFERRED STOCKS - 0.3%
FINANCIALS - 0.3%
Banks - 0.3%
GMAC Capital Trust I, Non Voting Shares (3 mo. USD LIBOR + 5.785%) (Cost - $1,410,033)	5.941%		61,163	1,548,035	(e)

See Notes to Schedule of Investments.

12	Western Asset High Income Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	SHARES	VALUE
CONVERTIBLE PREFERRED STOCKS - 0.3%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Targa Resources Corp., Non Voting Shares (Cost - $1,312,500)	9.500%	1,250	$1,353,440

COMMON STOCKS - 0.1%
ENERGY - 0.0%††
Energy Equipment & Services - 0.0%††
Hercules Offshore Inc. (Escrow)		87,452	52,244	*(h)(i)
KCAD Holdings I Ltd.		427,421,041	0	*(h)(i)(j)

TOTAL ENERGY			52,244

FINANCIALS - 0.1%
Capital Markets - 0.1%
EG Acquisition Corp.		64,280	642,800	*

TOTAL COMMON STOCKS (Cost - $7,398,708)			695,044

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $441,799,585)			512,784,534

	RATE
SHORT-TERM INVESTMENTS - 2.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $10,966,686)	0.010%	10,966,686	10,966,686	(o)

TOTAL INVESTMENTS - 100.3% (Cost - $452,766,271)			523,751,220
Liabilities in Excess of Other Assets - (0.3)%			(1,448,249)

TOTAL NET ASSETS - 100.0%			$522,302,971

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2021 Quarterly Report	13

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2021

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Securities traded on a when-issued or delayed delivery basis.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)	The coupon payment on this security is currently in default as of June 30, 2021.

(h)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(i)	Security is valued using significant unobservable inputs (Note 1).

(j)	Value is less than $1.

(k)	The maturity principal is currently in default as of June 30, 2021.

(l)	All or a portion of this loan is unfunded as of June 30, 2021. The interest rate for fully unfunded term loans is to be determined.

(m)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(n)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(o)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2021, the total market value of investments in Affiliated Companies was $10,966,686 and the cost was $10,966,686 (Note 2).

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
RUB	— Russian Ruble
USD	— United States Dollar

See Notes to Schedule of Investments.

14	Western Asset High Income Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2021

At June 30, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	95,409	EUR	80,000	BNP Paribas SA	7/19/21	$511
USD	96,422	EUR	80,732	BNP Paribas SA	7/19/21	657
CAD	521,144	USD	430,510	Citibank N.A.	7/19/21	(10,102)
CAD	1,000,000	USD	826,062	Citibank N.A.	7/19/21	(19,360)
USD	70,705	EUR	59,442	Citibank N.A.	7/19/21	193
USD	707,021	GBP	500,000	Citibank N.A.	7/19/21	15,331
USD	1,386,728	GBP	1,000,000	Citibank N.A.	7/19/21	3,348
CAD	1,579,326	USD	1,307,790	Goldman Sachs Group Inc.	7/19/21	(33,744)
GBP	423,733	USD	599,544	Goldman Sachs Group Inc.	7/19/21	(13,360)
USD	3,225,746	GBP	2,347,542	Goldman Sachs Group Inc.	7/19/21	(21,797)
USD	2,542,503	CAD	3,100,000	JPMorgan Chase & Co.	7/19/21	41,726

Total						$(36,597)

Abbreviation(s) used in this table:

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2021 Quarterly Report	15

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Income Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income. Capital appreciation is a secondary objective. In seeking to fulfill its investment objectives, the Fund invests, under normal market conditions, at least 80% of its net assets in high-yield securities and up to 20% in common stock equivalents, including options, warrants and rights.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

16

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

17

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Information Technology	—	$10,957,368	$0	*	$10,957,368
Other Corporate Bonds & Notes	—	463,121,773	—		463,121,773
Sovereign Bonds	—	19,066,872	—		19,066,872
Senior Loans:
Consumer Discretionary	—	—	1,443,000		1,443,000
Other Senior Loans	—	7,101,521	—		7,101,521
Convertible Bonds & Notes	—	4,143,150	—		4,143,150
Asset-Backed Securities	—	3,354,331	—		3,354,331
Preferred Stocks	$1,548,035	—	—		1,548,035
Convertible Preferred Stocks	—	1,353,440	—		1,353,440
Common Stocks:
Energy	—	—	52,244		52,244
Financials	642,800	—	—		642,800

Total Long-Term Investments	2,190,835	509,098,455	1,495,244		512,784,534

Short-Term Investments†	10,966,686	—	—		10,966,686

Total Investments	$13,157,521	$509,098,455	$1,495,244		$523,751,220

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$61,766	—		$61,766

Total	$13,157,521	$509,160,221	$1,495,244		$523,812,986

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$98,363	—		$98,363

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

18

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended June 30, 2021. The following transactions were effected in such company for the period ended June 30, 2021.

	Affiliate Value at September 30, 2020	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2021
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$16,586,464	16,586,464	$5,619,778	5,619,778	—	$53	—	$10,966,686

19